January 30, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re:     Advisers Investment Trust

           File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Advisers Investment Trust registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 52) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at (614) 416-8833.

Very truly yours,

/s/ Dana A. Gentile

Dana A. Gentile

Secretary